Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Net income (loss)	$ 141,906	$ (43,630)
Adjustments to reconcile profit (loss) [abstract]
Depletion and depreciation	229,958	219,688
Accretion expense	9,055	6,773
Income taxes	70,303	32,579
Interest expense, net	16,498	15,017
Share-based payments, net of cash settlements	8,146	2,017
Impairment of mineral properties, plant and equipment		90,615
Inventory net realizable value adjustments	6,058	6,188
Inventory obsolescence adjustments	1,006	10,097
Write-off of mineral properties	14,485	5,985
Unrealized foreign exchange loss	388	5,706
Investment gains	(9,716)	(12,395)
Other	9,526	4,972
Closure, reclamation and related severance payments	(5,595)	(1,203)
Changes in working capital	(72,482)	(9,737)
Cash provided by operating activities	419,536	332,672
Income taxes paid	(43,554)	(25,872)
Interest paid	(14,844)	(13,545)
Interest received	4,539	3,654
Net cash provided by operating activities	365,677	296,909
Cash flows from (used in) investing activities [abstract]
Additions to mineral properties and property, plant and equipment	(203,778)	(217,314)
Purchases of investments	(35,857)	(9,359)
Proceeds from sale of investments	45,573	21,754
Deposits on long-term assets	(1,769)
Costs related to Chesser acquisition, net of cash acquired		(13,321)
Other investing activities	1,391	1,356
Cash used in investing activities	(194,440)	(216,884)
Cash flows from (used in) financing activities [abstract]
Repayment of credit facility		(90,500)
Repurchase of common shares	(34,128)
Issuance of common shares from option exercise		301
Payments of lease obligations	(20,690)	(16,625)
Dividend payment to non-controlling interests	(717)	(1,392)
Cash used in financing activities	(66,135)	(32,716)
Effect of exchange rate changes on cash and cash equivalents	(1,922)	346
Increase in cash and cash equivalents during the year	103,180	47,655
Cash and cash equivalents, beginning of the year	128,148	80,493
Cash and cash equivalents, end of the year	231,328	128,148
Convertible debentures
Cash flows from (used in) financing activities [abstract]
Repayment of credit facility	(9,649)
Credit Facility
Cash flows from (used in) financing activities [abstract]
Convertible notes issued	68,000	75,500
Repayment of credit facility	(233,000)	$ (90,500)
Cost of financing - Convertible Notes	(1,963)
Convertible notes 2024
Cash flows from (used in) financing activities [abstract]
Convertible notes issued	172,500
Cost of financing - Convertible Notes	$ (6,488)